LONG-TERM BORROWINGS (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) item	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Long-term borrowings
Bank borrowings				$ 12,345
Long-term loans				217,122				$ 101,697
Total long-term borrowings				229,467				101,697
Number of third party investors | item		4
Repayment long-term borrowing			$ 29,741
Long-term loans due within one year							¥ 500,000,000	72,640
Bank borrowings
Long-term borrowings
Interest expense				$ 145
Weighted average effective interest rate (as a percent)				4.75%
Fair value of long-term borrowing				$ 12,345				0
Bank borrowings | iKang Holding | China Merchants Bank
Long-term borrowings
Bank borrowings												$ 12,345
Annual interest rate (as a percent)											4.75%	4.75%
Term of loan		2 years
Long-term loans due within one year								12,345
Long-term loans
Long-term borrowings
Long-term loans								101,697
Amount borrowed											¥ 1,400,000,000	$ 203,393
Number of third party investors | item		4
Interest expense			$ 11,768	2,869
Weighted average effective interest rate (as a percent)			6.00%
Repayment long-term borrowing	$ 29,056
Long-term loans due within one year							¥ 500,000,000	72,640
Fair value of long-term borrowing				$ 225,654				$ 112,197
Long-term loans | Privatization and convert before maturity date of the long-term loans
Long-term borrowings
Interest expense		$ 0
Long-term loans | Minimum
Long-term borrowings
Term of loan		18 months
Weighted average effective interest rate (as a percent)			5.00%
Long-term loans | Minimum | Privatization but not convert before maturity date of the long-term loans
Long-term borrowings
Annual interest rate (as a percent)											5.00%	5.00%
Long-term loans | Minimum | Privatization not completed or failed to convert the loan before maturity date of convertible bonds
Long-term borrowings
Annual interest rate (as a percent)											5.00%	5.00%
Long-term loans | Maximum
Long-term borrowings
Term of loan		36 months
Weighted average effective interest rate (as a percent)			8.00%
Long-term loans | Maximum | Privatization but not convert before maturity date of the long-term loans
Long-term borrowings
Annual interest rate (as a percent)									8.00%	8.00%	20.00%	20.00%
Long-term loans | Maximum | Privatization not completed or failed to convert the loan before maturity date of convertible bonds
Long-term borrowings
Annual interest rate (as a percent)											10.00%	10.00%
Bond holder of RMB300 Million | Long-term loans
Long-term borrowings
Long-term loans due within one year									¥ 300,000,000	$ 43,584
Bond holder of RMB400 Million | Long-term loans
Long-term borrowings
Long-term loans due within one year					¥ 400,000,000	$ 58,113